FINANCE LEASE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Gross [member]
FINANCE LEASE RECEIVABLES (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]	The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Gross investment in finance leases, receivable:
Not later than 1 year	484	460	70	121
Later than 1 year and not later than 2 years	340	516	6	52
Later than 2 years and not later than 3 years	174	455	6	39
Later than 3 years and not later than 4 years	138	199	6	20
Later than 4 years and not later than 5 years	201	177	5	17
Later than 5 years	695	877	–	–
	2,032	2,684	93	249
Unearned future finance income on finance leases	(478)	(976)	–	(6)
Rentals received in advance	(18)	(22)	–	(49)
Net investment in finance leases	1,536	1,686	93	194

Net [member]
FINANCE LEASE RECEIVABLES (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Not later than 1 year	404	306	70	93
Later than 1 year and not later than 2 years	322	408	6	41
Later than 2 years and not later than 3 years	126	353	6	30
Later than 3 years and not later than 4 years	98	152	6	14
Later than 4 years and not later than 5 years	166	129	5	16
Later than 5 years	420	338	–	–
Net investment in finance leases	1,536	1,686	93	194